Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Interest and penalties on unrecognized tax benefits		$ 19,700	$ 13,200	$ 9,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		39,700	30,700	19,900
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years		16,799	19,721	5,270
Decreases for positions related to prior years		17,021	0	0
Settlements with tax authority		9,372	$ 0	$ 0
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years		9,300
Settlement with Taxing Authority
Operating Loss Carryforwards [Line Items]
Decreases for positions related to prior years		16,300
Settlements with tax authority		$ 9,400
Payments for Other Taxes	$ 8,500